UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report May 31, 2013 Ticker JBVLX

Jacobs | Broel Value Fund
Annual Report
May 31, 2013

Dear Fellow Shareholders:

We are pleased to report the results of our first full year as investment advisor to the Jacobs | Broel Value Fund (the "Fund"). The Fund was launched on June 26, 2012, and for the fiscal year ended May 31, 2013, the Fund returned 24.85% (total return, not annualized). Over the same period, the S&P 500® Index returned 26.79% .

Over the course of the year, the equity market, as measured by the S&P 500® Index, showed impressive gains in three of the four quarters. This overall strength in the equity market was a contributing factor to the Fund's performance. Additionally, the following positions were all significant contributors as well to the Fund's performance throughout the year: Energizer Holdings, Inc. (ENR), Gannett, Inc. (GCI), Louisiana-Pacific Corp. (LPX), Micron Technologies, Inc. (MU), Safeway, Inc. (SWY), and Valero Energy Corp. (VLO). We did experience a drag in performance from StanCorp Financial Group, Inc. (SFG), which the Fund sold-out over the course of the year, along with unrealized losses in our positions of Arch Coal, Inc. (ACI) and Peabody Energy Corp. (BTU), both of which are within the coal sector. As coal related stocks continue to languish from seemingly unlimited negative news surrounding the changed rules in accounting for carbon emissions, lower near-term outlook for metallurgical coal, and a lower U.S. economic growth outlook, we believe that our exposure to the sector through our investments does not involve businesses that are permanently impaired, but instead are out of favor given the factors stated above. It is our view that we should see a material rebound in the sector and their related stocks once coal prices and volumes stabilize over the next 12-24 months. Another hindrance to performance was from Apple, Inc. (AAPL), which came under pressure during the year. While the technology sector was a strong performer in general, some investors in Apple, Inc. were concerned over slowing iPhone sales in the U.S., and as a result sold the shares off. We believe that the valuation remains compelling and the recent weakness allows us to own an innovative, financially strong company at attractive levels with healthy long-term growth opportunities. At fiscal year-end, the Fund held a cash position representing 6.24% of net assets. We view cash as a protective measure in volatile markets, but it also allows us to take advantage of mispriced stocks during periods of weakness. Conversely however, in periods of an upward trending market, as we have been experiencing, it can (and did) suppress our overall performance.

The strength in the equity market, in our opinion, has been propelled by the continued easy monetary policy that Chairman Ben Bernanke and the Federal Reserve have adopted, along with the recovery in the housing market. While geopolitical risks remain a concern for investors, from a domestic economic standpoint, the U.S. continues to make strides. Full year GDP estimates have been raised by a number of Wall Street banks, and we have

2013 Annual Report 1

also seen strength in commercial and consumer data. Even though the unemployment rate is stubbornly high, we've experienced solid job creation, and consumer confidence has surged to multi-year highs. Individual households and bank balance sheets are also in good order. We believe all this data points to the U.S. economy heading in the right direction!

From our vantage point, the euphoria and excitement around an equity bull market is not typically experienced until investors feel confident that the worst is behind them. Unfortunately they miss the initial formation of such a run because of fear and volatility. While we acknowledge the potential risks, it does not deter us from our disciplined approach of uncovering undervalued investment opportunities in order to be positioned in the best manner to participate in the next bull market. Thank you again for the opportunity to work with you on your investment needs.

Sincerely,

Peter S. Jacobs, CFA - Portfolio Manager
Jesse M. Broel - Portfolio Manager

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns include change in share prices, and reinvestment of any dividends and capital gains distributions. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling 1-888-719-9906. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund’s principal underwriter is Rafferty Capital Markets, LLC.

2013 Annual Report 2

JACOBS | BROEL VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

May 31, 2013 NAV $12.35

TOTAL RETURNS (%) AS OF MAY 31, 2013.

Since
Inception(A)
Jacobs | Broel Value Fund	24.85%
S&P 500 Index (B)	26.79%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 6/26/12): 1.48%

The Total Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Jacobs | Broel Value Fund was June 26, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-719-9906.

2013 Annual Report 3

JACOBS | BROEL VALUE FUND (Unaudited)

                                                             JACOBS | BROEL VALUE FUND
                                                   by Sectors (as a percentage of Net Assets)

                        * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Jacobs | Broel Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.JacobsBroelValueFund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-719-9906). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Annual Report 4

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 1, 2012 and held through May 31, 2013.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2012
	December 1, 2012	May 31, 2013	to May 31, 2013

Actual	$1,000.00	$1,177.83	$7.60

Hypothetical**	$1,000.00	$1,017.95	$7.04
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2013 Annual Report 5

Jacobs | Broel Value Fund

		Schedule of Investments
			May 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air Courier Services
350	FedEx Corporation	$33,719	2.76%
Bituminous Coal & Lignite Surface Mining
7,000	Arch Coal Inc.	36,120
1,900	Peabody Energy Corporation	37,373
		73,493	6.01%
Computer Peripheral Equipment, NEC
6,500	Xerox Corporation	57,135	4.68%
Crude Petroleum & Natural Gas
900	Total S.A. **	44,865	3.67%
Deep Sea Foreign Transportation Of Freight
3,739	Diana Shipping Inc. * (Greece)	37,876	3.10%
Drawing & Insulating of Nonferrous Wire
3,000	Corning Incorporated	46,110	3.77%
Electric & Other Services Combined
500	Exelon Corporation	15,670	1.28%
Electronic Computers
140	Apple Inc.	62,963	5.15%
Leather & Leather Products
700	Coach, Inc.	40,782	3.34%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
1,500	Intrepid Potash, Inc.	28,170	2.31%
Miscellaneous Electrical Machinery, Equipment & Supplies
250	Energizer Holdings, Inc.	23,927	1.96%
Motor Vehicles & Passenger Car Bodies
3,000	Ford Motor Company	47,040	3.85%
National Commercial Banks
6,000	First Niagara Financial Group, Inc.	58,620	4.80%
Pharmaceutical Preparations
1,000	Merck & Co., Inc.	46,700
1,600	Teva Pharmaceutical Industries Limited **	61,120
		107,820	8.82%
Printed Circuit Boards
4,000	TTM Technologies *	32,320	2.65%
Radio & TV Broadcasting & Communications Equipment
400	QUALCOMM Incorporated	25,392	2.08%
Refuse Systems
300	Republic Services, Inc.	10,230	0.84%
Retail - Drug Stores And Proprietary Stores
1,000	Walgreen Co.	47,760	3.91%
Retail - Grocery Stores
600	The Kroger Co.	20,202	1.65%
Semiconductors & Related Devices
2,500	Intel Corporation	60,700
7,500	PMC-Sierra, Inc. *	45,038
		105,738	8.65%
Services - Prepackaged Software
900	Microsoft Corporation	31,410	2.57%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Jacobs | Broel Value Fund

		Schedule of Investments
			May 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Steel Pipe & Tubes
1,700	Allegheny Technologies Incorporated	$46,869	3.84%
Surgical & Medical Instruments & Apparatus
200	3M Company	22,054	1.80%
Total for Common Stock (Cost $922,081)		1,020,165	83.49%
EXCHANGE TRADED FUNDS
2,000	SPDR S&P Bank ETF	56,680
1,500	Vanguard MSCI Emerging Markets ETF	62,308
Total for Exchange Traded Funds (Cost $104,981)		118,988	9.74%
Total Investment Securities		1,139,153	93.23%
	(Cost $1,027,062)
Other Assets In Excess of Liabilities		82,677	6.77%
Net Assets		$1,221,830	100.00%

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Jacobs | Broel Value Fund

Statement of Assets and Liabilities
May 31, 2013

Assets:
Investment Securities at Fair Value	$1,139,153
(Cost $1,027,062)
Cash	76,294
Dividends Receivable	3,296
Receivable for Securities Sold	5,127
Total Assets	1,223,870
Liabilities:
Management Fees Payable	1,040
Service Fees Payable	416
Payable for Securities Purchased	584
Total Liabilities	2,040
Net Assets	$1,221,830

Net Assets Consist of:
Paid In Capital	$1,005,904
Accumulated Undistributed Net Investment Income/(Loss)	4,805
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	99,030
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	112,091
Net Assets, for 98,953 Shares Outstanding	$1,221,830
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,221,830/98,953 shares)	$12.35
Redemption Price * ($12.35 x 0.98) (Note 2)	$12.10

Statement of Operations
For the period June 26, 2012* through May 31, 2013

Investment Income:
Dividends and Interest (Net of foreign withholding taxes of $301)	$21,982
Total Investment Income	21,982
Expenses:
Management Fees (Note 4)	9,368
Service Fees (Note 4)	3,747
Total Expenses	13,115

Net Investment Income/(Loss)	8,867

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	106,381
Net Change in Unrealized Appreciation/(Depreciation) on Investments	112,091
Net Realized and Unrealized Gain/(Loss) on Investments	218,472

Net Increase/(Decrease) in Net Assets from Operations	$227,339

* The Fund commenced operations on June 26, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Jacobs | Broel Value Fund

Statement of Changes in Net Assets
6/26/2012*
to
5/31/2013
From Operations:
Net Investment Income/(Loss)	$8,867
Net Realized Gain/(Loss) on Investments	106,381
Change in Net Unrealized Appreciation/(Depreciation)	112,091
Increase/(Decrease) in Net Assets from Operations	227,339
From Distributions to Shareholders:
Net Investment Income	(4,062)
Net Realized Gain from Security Transactions	(7,351)
Change in Net Assets from Distributions	(11,413)
From Capital Share Transactions:
Proceeds From Sale of Shares	994,507
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	11,413
Cost of Shares Redeemed	(16)
Net Increase/(Decrease) from Shareholder Activity	1,005,904
Net Increase/(Decrease) in Net Assets	1,221,830
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income of $4,805)	$1,221,830
Share Transactions:
Issued	97,885
Reinvested	1,070
Redeemed	(2)
Net Increase in Shares	98,953
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	98,953

Financial Highlights
Selected data for a share outstanding throughout the period:	6/26/2012*
to
5/31/2013
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a)	0.10
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	2.37
Total from Investment Operations	2.47
Distributions (From Net Investment Income)	(0.04)
Distributions (From Realized Capital Gains)	(0.08)
Total Distributions	(0.12)
Proceeds from Redemption Fee (Note 2)	-
Net Asset Value -
End of Period	$12.35
Total Return (c)	24.85% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,222
Ratio of Expenses to Average Net Assets	1.40% ***
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.95% ***
Portfolio Turnover Rate	64.38% **

* Commencement of Operations. ** Not Annualized. *** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

NOTES TO FINANCIAL STATEMENTS
JACOBS | BROEL VALUE FUND
May 31, 2013

1.) ORGANIZATION:
Jacobs | Broel Value Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on June 15, 2012. At a board meeting on January 7, 2013, the Board of Trustees approved a request by Jacobs | Broel Asset Management, LLC (the “Advisor”) to reclassify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will typically hold a greater number of securities than a non-diversified fund. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2013, there were nine series authorized by the Trust. The Fund commenced operations on June 26, 2012. The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period June 26, 2012 through May 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the period June 26, 2012 through May 31, 2013, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

2013 Annual Report 10

Notes to Financial Statements - continued

reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2013 Annual Report 11

Notes to Financial Statements - continued

Equity securities (including common stocks and exchange traded funds). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,020,165	$0	$0	$1,020,165
Exchange Traded Funds	118,988	$0	$0	118,988
Total	$1,139,153	$0	$0	$1,139,153

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period June 26, 2012 through May 31, 2013. There were no transfers into or out of the levels during the period June 26, 2012 through May 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period June 26, 2012 through May 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the

2013 Annual Report 12

Notes to Financial Statements - continued

Fund. For its services the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.40% and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

For the period June 26, 2012 through May 31, 2013, the Advisor earned management fees totaling $9,368 and service fees totaling $3,747. As a result of the management fees and services fees, as of May 31, 2013, the Fund owed the Advisor $1,040 and $416, respectively.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $750 in Trustee fees plus travel and related expenses for the period June 26, 2012 through May 31, 2013 for the Fund. Under the Management Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at May 31, 2013 was $1,005,904 representing 98,953 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the period June 26, 2012 through May 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,433,915 and $513,234, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at May 31, 2013 was $1,027,062. At May 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$139,245	($27,154)	$112,091

As of May 31, 2013, there were no differences between book and tax basis cost of investments.

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2013, Peter Jacobs located at 3303 94th Avenue SE, Mercer Island, Washington, beneficially held, in aggregate, 52.65% of the Fund and therefore may be deemed to control the Fund. Peter Jacobs is the control person of the Advisor. Also, as of May 31, 2013, Charles Jacobs located at 321 Woodland Road, Sewickley, Pennsylvania, beneficially held, in aggregate, 39.67% of the Fund and therefore may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There was a distribution paid on December 27, 2012 to the shareholders of record on December 26, 2012 of which $0.0415 per share was paid from net investment income and $0.0751 per share was paid from short-term capital gains.

Distributions paid from:

2013
Ordinary Income .	$4,062
Short-Term Capital Gain	7,351
Long-Term Capital Gain	-0-
$11,413

2013 Annual Report 13

Notes to Financial Statements - continued

As of May 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$103,835
Undistributed long-term capital gain/(accumulated losses)	-0-
Unrealized appreciation/(depreciation)	112,091
$215,926

2013 Annual Report 14

This page was intentionally left blank.

2013 Annual Report 15

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Jacobs | Broel Value Fund (a series of PFS Funds)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Jacobs | Broel Value Fund (the "Fund"), a series of PFS Funds, as of May 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period June 26, 2012 (commencement of operations) through May 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jacobs | Broel Value Fund as of May 31, 2013 and the results of its operations, the changes in its net assets, and the financial highlights for the period June 26, 2012 (commencement of operations) through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
July 23, 2013

2013 Annual Report 16

Trustees and Officers
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-719-9906. Each Trustee serves until the Trustee sooner dies, resigns, retires, or is removed.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position(s)	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Ross C. Provence(3),	President	Indefinite Term;	General Partner and Portfolio	N/A	Blue Chip
Year of Birth: 1938		Since 2000	Manager for Value Trend Capital		Investor Funds,
			Management, LP (1995 to current).		PFS Funds
			Estate planning attorney (1963 to		(January 2000 -
			current).		May 2013)

Jeffrey R. Provence(2),	Trustee,	Indefinite Term;	General Partner and Portfolio	9	Blue Chip
Year of Birth:1969	Secretary	Since 2000	Manager for Value Trend Capital		Investor Funds,
	and		Management, LP (1995 to current).		Sycuan Funds
	Treasurer		CEO, Premier Fund Solutions, Inc.
(2001 to current).

Julian G. Winters,	Chief	Chief	Managing Member, Watermark	N/A	N/A
Year of Birth: 1968	Compliance	Compliance	Solutions LLC (investment compli-
	Officer	Officer Since	ance and consulting) since March
		2010	2007.

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.
(2) Jeffrey R. Provence is considered "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his position with the Trust.
(3) Ross C. Provence resigned from the Board of Trustees on May 17, 2013. Mr. Ross C. Provence is the father of Mr. Jeffrey R. Provence.

Independent Trustees

				Number of	Other
			Principal	Portfolios In	Directorships
Name,	Position	Term of Office	Occupation(s)	Fund	Held By
Address(1),	Held With	and Length of	During	Complex	Trustee or
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Officer
Trustee

Thomas H. Addis III,	Independent	Indefinite Term;	Executive Director/CEO, Southern	9	None
Year of Birth: 1945	Trustee	Since 2000	California PGA (2006 to current).

Allen C. Brown,	Independent	Indefinite Term;	Co-owner of Stebleton & Brown	9	Blue Chip
Year of Birth: 1943	Trustee	Since 2010	(1994 to Current). Estate planning		Investor Funds,
			and business attorney (1970 to cur-		Sycuan Funds
rent).

George Cossolias, CPA,	Independent	Indefinite Term;	Owner of George Cossolias &	9	Blue Chip
Year of Birth: 1935	Trustee	Since 2000	Company, CPAs (1972 to current).		Investor Funds,
			President of Lubrication Specialists,		Sycuan Funds,
			Inc. (1996 to current).		Temecula
Valley Bank

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

2013 Annual Report 17

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence

Investment Advisor
Jacobs | Broel Asset Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Jacobs |
Broel Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Jacobs | Broel Value Fund 205 108th Avenue, NE, Suite 570 Bellevue, Washington 98004

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 5/31/13
Audit Fees	$12,500
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 5/31/13
Registrant	$3,000
Registrant’s Investment Adviser	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/29/13

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 7/29/13